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                                 CMG FUND TRUST
                             1300 S.W. Sixth Avenue
                               Portland, OR 97201

March 5, 2004

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re: CMG Fund Trust (the "Registrant")
         File Nos. 33-30394 and 811-5857

Ladies and Gentlemen:

     Pursuant to Rule 497 (j) under the Securities Act of 1933, the Registrant certifies that the forms of combined equity and combined bond Prospectuses that would have been filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A for the above Registrant as filed electronically with the Securities and Exchange Commission on March 1, 2004.

     If you have any questions, please contact the undersigned at (503)
795-6397.

                                            Sincerely,

                                            /s/ MARK A. WENTZIEN

                                            Mark A. Wentzien
                                            Assistant Secretary, CMG Fund Trust